Law Department
The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103

Carolyn E. Augur
Assistant Vice President
and Senior Counsel
Phone: 860-466-1111

VIA EDGAR

June 15, 2020

Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Lincoln National Variable Annuity Account H: 333-18419, 333-63505; 333-175888; 811-05721
Lincoln Life Variable Annuity Account N: 333-138190, 333-149434, 333-174367; 811-08517
Lincoln Life & Annuity Variable Annuity Account H: 333-141756, 333-141763; 333-176216; 811-08441
Lincoln New York Account N for Variable Annuities: 333-145531, 333-149449, 333-176213; 811-09763

Ladies and Gentlemen:

On behalf of The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York (together, the “Companies”) and the above-referenced Separate Accounts, we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933.  In this regard, we certify that the form of each prospectus for certain variable annuity contracts offered by the Companies through each Separate Account otherwise required to be filed under paragraph (c) of Rule 497 would not differ from the form of prospectus, as supplemented, contained in the most recently filed post-effective amendment.

Sincerely,

/s/ Carolyn E. Augur

Carolyn E. Augur